Cover	Dec. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2022
Entity File Number	001-39215
Entity Registrant Name	Professional Holding Corp.
Entity Central Index Key	0001630856
Entity Tax Identification Number	46-5144312
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	396 Alhambra Circle
Entity Address, Address Line Two	Suite 255
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	786
Local Phone Number	483-1757
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	PFHD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false